Trade Accounts Payable - Summary of Trade Accounts Payable (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts payable	$ 79,239	$ 24,533	$ 27,244	$ 19,694
Outstanding checks	1,652	128	12,728	121
Total accounts payable	$ 80,891	$ 24,661	$ 39,972	$ 19,815